SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small Cap Fund

Supplement Dated October 5, 2009
to the Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

Change in Sub-Adviser for the Small Cap Value Fund

In the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

In the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-610 (10/09)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small Cap Fund

Supplement Dated October 5, 2009
to the Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

Change in Sub-Adviser for the Small Cap Value Fund

In the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

In the sub-section entitled "Tax-Managed Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-611 (10/09)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund

Supplement Dated October 5, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value Fund.

Change in Sub-Adviser for the Small Cap Value Fund

In the sub-section entitled "Small Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-612 (10/09)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Value Fund
Tax-Managed Small Cap Fund

Supplement Dated October 5, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

Changes in Sub-Advisers for the Small Cap Value and Tax-Managed Small Cap Funds

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the text relating to Neuberger Berman Management LLC (formerly, Neuberger Berman Management Inc.) is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Value and Tax-Managed Small Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-613 (10/09)